Note 10 - Non-interest Income and Non-interest Expense	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31, 2021, 2020 and 2019 are presented below:

	In Thousands
	2021	2020	2019
Non-interest income:
Service charges on deposits	$6,137	5,659	6,952
Brokerage income	6,368	4,837	4,411
Debit and credit card interchange income	12,029	9,187	8,301
Other fees and commissions	1,446	1,404	1,608
BOLI and annuity earnings	1,109	959	723
Security gain (loss), net	28	882	(268)
Fees and gains on sales of mortgage loans	9,997	9,560	6,802
Gain (loss) on sale of other real estate, net	(15)	658	(48)
Loss on sale of fixed assets, net	(43)	(63)	(128)
Gain (loss) on sale of other assets, net	6	(4)	(4)
Other income	34	61	—
	$37,096	33,140	28,349

	In Thousands
	2021	2020	2019
Non-interest expense:
Employee salaries and benefits	$52,722	45,661	42,541
Equity-based compensation	1,428	1,180	786
Occupancy expenses	5,473	5,216	4,789
Furniture and equipment expenses	3,323	3,267	3,110
Data processing expenses	6,079	5,101	4,495
Advertising expenses	2,736	2,487	2,498
ATM & interchange fees	4,783	3,880	3,439
Accounting, legal & consulting expenses	988	909	1,382
FDIC insurance	1,130	598	373
Directors’ fees	686	634	586
Other operating expenses	11,640	11,986	10,629
	$90,988	80,919	74,628